REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING
FIRM
To the Shareholders and Board of
Trustees of
Variant Alternative Lending Fund

In planning and performing our
audit of the financial statements
of Variant Alternative Lending
Fund (the "Fund") as of and for
the year ended April 30, 2026, in
accordance with the standards of
the Public Company Accounting
Oversight Board (United States)
(PCAOB), we considered the
Fund's internal control over
financial reporting, including
controls over safeguarding
securities, as a basis for
designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to
comply with the requirements of
Form N-CEN, but not for the
purpose of expressing an opinion
on the effectiveness of the
Fund's internal control over
financial reporting. Accordingly,
we express no such opinion.

The management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting.
In fulfilling this responsibility,
estimates and judgments by
management are required to
assess the expected benefits and
related costs of controls. A
fund's internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the
reliability of financial reporting
and the preparation of financial
statements for external purposes
in accordance with generally
accepted accounting principles
(GAAP). A fund's internal
control over financial reporting
includes those policies and
procedures that
(1) pertain to the maintenance of
records that, in reasonable
detail, accurately and fairly
reflect the transactions and
dispositions of the assets of the
fund; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial
statements in accordance with
GAAP, and that receipts and
expenditures of the fund are
being made only in accordance
with authorizations of
management and trustees of the
fund; and (3) provide reasonable
assurance regarding prevention
or timely detection of
unauthorized acquisition, use or
disposition of a fund's assets that
could have a material effect on
the financial statements.

Because of its inherent
limitations, internal control over
financial reporting may not
prevent or detect
misstatements. Also, projections
of any evaluation of
effectiveness to future periods
are subject to the risk that
controls may become
inadequate because of changes
in conditions, or that the degree
of compliance with the policies
or procedures may deteriorate.

A deficiency in internal control
over financial reporting exists
when the design or operation of
a control does not allow
management or employees, in
the normal course of performing
their assigned functions, to
prevent or detect misstatements
on a timely basis. A material
weakness is a deficiency, or
combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a
material misstatement of the
Fund's annual or interim
financial statements will not be
prevented or detected on a
timely basis.

Our consideration of the Fund's
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal control
that might be material
weaknesses under standards
established by the PCAOB.
However, we noted no
deficiencies in the Fund's
internal control over financial
reporting and its operation,
including controls over
safeguarding securities, that we
consider to be a material
weakness as defined above as of
April 30, 2026.


This report is intended solely for
the information and use of
management and the Board of
Trustees of the Fund and the
Securities and Exchange
Commission and is not intended
to be and should not be used by
anyone other than these
specified parties.

/s/ COHEN & COMPANY, LTD.
COHEN & COMPANY, LTD.
Cleveland, Ohio
June 29, 2026